UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 90.3%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,310,720
Alaska 0.5%
Anchorage, AK, Core City General Obligation, 5.5%, 7/1/2021 (a)	3,860,000	4,202,536
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)	5,000,000	6,012,700

Anchorage, AK, State General Obligation:
5.5%, 7/1/2019 (a)	2,500,000	2,721,850
5.5%, 7/1/2020 (a)	2,500,000	2,721,850
North Slope Borough, AK, County General Obligation Lease, Series B, Zero Coupon, 6/30/2011 (a)	5,000,000	4,230,300

		19,889,236
Arizona 1.2%
Arizona, School District General Obligation, School Facilities Board Revenue:
5.5%, 7/1/2014	5,000,000	5,369,100
5.5%, 7/1/2015	3,000,000	3,221,460
5.5%, 7/1/2016	5,000,000	5,369,100
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (a)	7,500,000	8,369,925
5.25%, 7/1/2017 (a)	10,000,000	11,280,100
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (a)	4,675,000	3,801,476
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., Prerefunded, 6.0%, 7/1/2011 (a)	4,105,000	4,445,428
Scottsdale, AZ, General Obligation, 5.375%, 7/1/2015	1,635,000	1,749,646
Tucson, AZ, Water & Sewer Revenue, 5.5%, 7/1/2018 (a)	4,100,000	4,512,460

		48,118,695
Arkansas 0.5%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (a)	4,025,000	4,111,699
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)	13,080,000	14,983,532

		19,095,231
California 15.2%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, 8.0%, 1/1/2019 (a)	845,000	1,061,337
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (a)	770,000	908,046
California, Department of Water Resources Revenue:
Prerefunded, Series W, 5.5%, 12/1/2015	565,000	613,460
5.5%, 12/1/2015	2,825,000	3,046,113
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020	2,000,000	2,176,500
Series A, 5.375%, 5/1/2021	5,000,000	5,470,600
Series A, 5.375%, 5/1/2022	10,665,000	11,668,790
Series A, 5.875%, 5/1/2016	20,000,000	22,351,200
California, Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040	17,545,000	20,003,581
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (a)	1,000,000	744,190
California, Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,633,750
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	1,190,000	1,214,038
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	10,944,702
Series B, 5.625%, 6/1/2038	37,265,000	41,248,629
Series 2003-A-1, 6.75%, 6/1/2039	37,520,000	43,034,314
California, State General Obligation:
5.0%, 5/1/2015	10,450,000	11,352,671
5.0%, 3/1/2017	10,000,000	10,893,800
Series 1, 5.0%, 9/1/2019	12,700,000	13,730,478
5.0%, 6/1/2029 (a)	25,000,000	26,643,250
5.0%, 2/1/2031 (a)	26,975,000	28,377,430
5.0%, 12/1/2031 (a)	22,470,000	23,864,713

5.125%, 11/1/2024	5,000,000	5,346,050
5.25%, 2/1/2017	17,450,000	18,955,586
6.25%, 10/1/2007 (a) (b)	4,000,000	4,062,640
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,865,378
Series A, 5.5%, 6/1/2022	1,400,000	1,554,812
California, State Revenue Lease, 5.25%, 12/1/2020 (a)	22,040,000	23,778,074
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.5%, 6/1/2020	5,000,000	5,525,650
Series C, 5.5%, 6/1/2021	2,500,000	2,762,825
California, State University Revenue:
Series A, 5.125%, 5/15/2017 (a)	10,000,000	10,778,300
Series A, 5.25%, 11/1/2021 (a)	4,000,000	4,340,400
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	8,125,590
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	3,389,300
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	14,203,108
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	21,781,284
Series A, ETM, 7.05%, 1/1/2009	5,000,000	5,312,050
Series A, Prerefunded, 7.1%, 1/1/2011	4,000,000	4,459,320
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,459,320
Series A, Prerefunded, 7.15%, 1/1/2014	6,250,000	6,975,375
Los Angeles County, CA, County General Obligation Lease:
Zero Coupon, 9/1/2007	4,030,000	3,946,740
Zero Coupon, 9/1/2009	5,425,000	4,910,764
Los Angeles County, CA, Sanitation Districts Financing Authority Revenue, Capital Project, Series A, 5.0%, 10/1/2019 (a)	20,000,000	21,489,800
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, AMT, 7.5% , 12/1/2024	2,500,000	2,886,200
Los Angeles, CA, School District General Obligation, Unified School District:
Series A, 5.0%, 7/1/2023 (a)	12,000,000	12,990,360
Series A, 5.0%, 7/1/2024 (a)	10,000,000	10,825,300
5.75%, 7/1/2015 (a)	2,000,000	2,301,920
5.75%, 7/1/2016 (a)	17,000,000	19,774,230
Los Angeles, CA, Unified School District, Series A-1, 5.0%, 7/1/2017 (a)	10,000,000	10,815,300
Madera County, CA, Hospital & Healthcare Revenue, Valley Childrens Hospital, 6.5%, 3/15/2010 (a)	2,840,000	3,071,432
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (a)	4,235,000	3,161,893
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (a)	2,000,000	2,241,920
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (a)	1,000,000	718,060
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (a)	3,420,000	2,570,027
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (a)	6,300,000	6,320,097
5.681%, 4/22/2009 (a)	4,500,000	4,695,255
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (a)	3,895,000	4,248,705
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)	5,000,000	4,154,850
Series A, Zero Coupon, 1/15/2013 (a)	35,295,000	28,204,940
Series A, Zero Coupon, 1/15/2014 (a)	14,905,000	11,434,222
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (a)	2,000,000	1,436,120
Vallejo City, CA, General Obligation, Unified School District, Series A, 5.9%, 2/1/2022 (a)	3,905,000	4,784,718

		600,639,507

Colorado 2.8%
Colorado, E-40 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016 (a)	5,000,000	3,412,850
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,383,250
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)	11,295,000	8,395,799
Series B, Zero Coupon, 9/1/2015 (a)	21,500,000	15,323,910
Series B, Zero Coupon, 9/1/2017 (a)	8,000,000	5,229,360
Series B, Zero Coupon, 9/1/2018 (a)	20,560,000	12,844,243
Series B, Zero Coupon, 9/1/2019 (a)	36,500,000	21,808,750
Series B, Zero Coupon, 9/1/2020 (a)	7,000,000	4,003,160
Series B, Zero Coupon, 9/1/2034	15,200,000	2,191,992
Series A, 5.75%, 9/1/2014 (a)	14,700,000	16,661,862
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,298,080
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (a)	2,500,000	2,994,125
Mesa County, CO, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	9,533,017

		109,080,398
Connecticut 0.7%
Connecticut, State General Obligation:
Series A, 5.375%, 4/15/2019	10,075,000	10,888,355
Series C, 5.5%, 12/15/2014	5,000,000	5,613,850
Series A, 5.5%, 12/15/2015	5,000,000	5,668,650
Series B, 5.5%, 6/15/2018	1,000,000	1,089,070
Prerefunded, Series E, ETM, 6.0%, 3/15/2012	170,000	188,384
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,742,907

		26,191,216
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (a)	1,050,000	1,138,715
Series A1, 6.5%, 6/1/2010 (a)	1,095,000	1,190,856
Series A1, Prerefunded, 6.5%, 6/1/2010 (a)	1,175,000	1,274,464
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (a)	5,000,000	5,825,200

		9,429,235
Florida 2.8%
Florida, State Board of Public Education, Series D, 5.375%, 6/1/2019	1,000,000	1,076,590
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (a)	1,250,000	1,468,400
Florida, Water Pollution Control Financing Corp. Revenue, 5.5%, 1/15/2014	1,000,000	1,071,710
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (a)	2,000,000	1,253,700
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,498,574
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems:
5.25%, 11/15/2020	1,000,000	1,035,940
Prerefunded, 5.25%, 11/15/2028	170,000	176,025
5.25%, 11/15/2028	5,130,000	5,314,372
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	7,000,000	7,744,240
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (a)	1,000,000	1,217,690
Jacksonville, FL, Health Facilities Authority, Prerefunded, ETM, 11.5%, 10/1/2012	85,000	117,863
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2015 (a)	4,730,000	5,333,028
5.5%, 10/1/2016 (a)	6,760,000	7,699,572
5.5%, 10/1/2018 (a)	6,470,000	7,489,995
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (a)	1,350,000	935,564
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (a)	725,000	778,367

Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)	2,195,000	1,547,036
Series A, Zero Coupon, 10/1/2022 (a)	7,000,000	3,131,450
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue, GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023	900,000	903,186
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, ETM, 6.25%, 10/1/2016 (a)	70,000	82,107
Series 2006-A, 6.25%, 10/1/2016 (a)	1,100,000	1,289,376
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
5.75%, 12/1/2032	1,000,000	1,099,120
Series A, 6.25%, 10/1/2018 (a)	500,000	604,295
Series C, 6.25%, 10/1/2021 (a)	6,000,000	7,447,080
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)	2,830,000	3,349,107
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (a)	1,000,000	1,134,790
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	6,500,000	7,767,175
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	512,820
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2012 (a)	3,775,000	4,149,518
5.75%, 10/1/2013 (a)	3,770,000	4,200,760
5.75%, 10/1/2014 (a)	755,000	851,806
Palm Beach County, FL, Airport Systems Revenue, Prerefunded:
5.75%, 10/1/2012 (a)	1,225,000	1,353,686
5.75%, 10/1/2013 (a)	1,230,000	1,378,928
5.75%, 10/1/2014 (a)	245,000	278,489
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (a)	110,000	136,969
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)	12,500,000	14,165,500
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016 (a)	1,005,000	1,142,956
Tampa, FL, Occupational License Tax, Series A, 5.375%, 10/1/2017 (a)	1,000,000	1,077,070
Tampa, FL, Sales Tax Revenue, Series A, 5.375%, 10/1/2017 (a)	500,000	537,520
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (a)	2,075,000	2,445,616
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (a)	3,165,000	2,353,621
Tampa, FL, Water Utility Systems Revenue, Prerefunded, 5.625%, 10/1/2013 (a)	1,850,000	2,003,513
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (a)	2,965,000	3,029,400

		112,184,524
Georgia 3.0%
Atlanta, GA, Airport Revenue AMT:
Series B, 5.75%, 1/1/2010 (a)	4,240,000	4,460,480
Series B, 5.75%, 1/1/2011 (a)	1,590,000	1,684,764
Series C, 6.0%, 1/1/2011 (a)	7,375,000	7,865,733
Atlanta, GA, General Obligation, Series A:
5.0%, 12/1/2017 (a)	6,510,000	7,105,730
5.0%, 12/1/2019 (a)	7,400,000	8,047,796
5.0%, 12/1/2020 (a)	6,675,000	7,253,656
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Series A, 5.0%, 7/1/2018 (a)	21,950,000	24,040,079
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a)	13,000,000	14,874,470
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (a)	2,305,000	2,410,200
Georgia, Main Street National Gas, Inc. Gas Project Revenue:
Series B, 5.0%, 3/15/2019	5,000,000	5,461,700
Series B, 5.0%, 3/15/2020	5,000,000	5,480,300
Georgia, Municipal Electric Authority Power Revenue:
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (a)	195,000	217,177
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (a)	35,000	38,478

Series 2005-Y, 6.4%, 1/1/2013 (a)	3,270,000	3,617,797
Series V, 6.5%, 1/1/2012 (a)	5,000,000	5,375,000
Series X, 6.5%, 1/1/2012 (a)	3,500,000	3,750,320
Series W, 6.6%, 1/1/2018 (a)	11,270,000	13,220,612
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (a)	200,000	239,724
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (a)	3,000,000	3,193,770

		118,337,786
Hawaii 0.0%
Hawaii, State General Obligation, Series CU, Prerefunded, 5.875%, 10/1/2014 (a)	1,500,000	1,613,700
Illinois 10.3%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (a)	20,000,000	13,479,000
Series B, 5.0%, 1/1/2011 (a)	1,620,000	1,696,772
Series B, 5.125%, 1/1/2015 (a)	9,550,000	10,260,520
Series A, 5.375%, 1/1/2013 (a)	15,410,000	16,338,452
6.25%, 1/1/2011 (a)	3,000,000	3,201,540
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)	5,000,000	5,484,450
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (a)	11,025,000	12,871,908
Series A, 6.0%, 1/1/2020 (a)	46,340,000	55,269,718
Series A, 6.25%, 1/1/2009 (a)	6,735,000	7,043,126
Series A, 6.25%, 1/1/2015 (a)	28,725,000	32,522,445
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a)	9,705,000	10,366,202
Chicago, IL, School District General Obligation, Board of Education:
Series B, Zero Coupon, 12/1/2009 (a)	7,615,000	6,871,395
Series A, Zero Coupon, 12/1/2014 (a)	2,000,000	1,476,500
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (a)	1,600,000	1,776,032
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)	6,350,000	5,088,763
Zero Coupon, 11/1/2018 (a)	5,165,000	3,201,112
5.375%, 1/1/2013 (a)	3,215,000	3,422,914
Cook & Du Page Counties, IL, High School District No. 210:
ETM, Zero Coupon, 12/1/2009 (a)	2,575,000	2,322,933
Zero Coupon, 12/1/2009 (a)	285,000	256,754
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (a)	18,560,000	21,933,837
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue, Zero Coupon, 5/15/2007	15,460,000	15,306,018
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (a)	895,000	760,043
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	10,000,000	10,562,600
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	1,575,000	1,643,450
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)	3,300,000	2,397,054
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.5%, 11/15/2029	5,475,000	5,783,023
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,026,150
6.0%, 8/15/2007 (a)	1,460,000	1,475,155
6.0%, 8/15/2009 (a)	1,640,000	1,726,051
6.25%, 8/15/2013 (a)	3,400,000	3,725,074
Series A, 6.25%, 1/1/2015 (a)	17,000,000	18,608,880
6.4%, 6/1/2008 (a)	1,350,000	1,393,551
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero Coupon, 6/15/2011 (a)	2,900,000	2,463,753

Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (a)	5,000,000	5,597,250
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)	17,975,000	13,726,968
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (a)	10,000,000	6,903,900
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (a)	3,000,000	3,239,850
6.25%, 12/15/2020 (a)	6,975,000	8,410,525
Series A, 6.5%, 12/15/2007 (a)	4,765,000	4,869,830
Series A, 6.5%, 12/15/2008 (a)	5,255,000	5,510,551
Series P, 6.5%, 6/15/2013	2,100,000	2,291,142
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (a)	7,565,000	5,920,672
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (a)	6,660,000	4,126,070
Illinois, State General Obligation, 5.5%, 5/1/2016 (a)	2,500,000	2,834,350
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (a)	2,575,000	2,587,154
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (a)	2,045,000	2,239,807
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (a)	1,040,000	896,584
Series B, Zero Coupon, 1/1/2012 (a)	1,300,000	1,076,218
Series B, Zero Coupon, 1/1/2013 (a)	4,595,000	3,652,198
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (a)	1,775,000	1,910,255
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (a)	1,885,000	2,290,954
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)	5,880,000	4,511,077
Series B, Zero Coupon, 12/1/2014 (a)	5,985,000	4,408,371
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System, Zero Coupon, 10/1/2007 (a)	1,865,000	1,825,089
Rosemont, IL, Capital Appreciation Tax:
ETM, Series 3, Zero Coupon, 12/1/2007 (a)	2,100,000	2,042,565
Series 3, Zero Coupon, 12/1/2007	555,000	539,771
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (a)	3,000,000	2,497,500
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,390,000	1,395,254
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (a)	4,145,000	3,450,712
Series B, Zero Coupon, 12/1/2012 (a)	2,480,000	1,983,206
Series B, Zero Coupon, 12/1/2013 (a)	12,030,000	9,229,296
Series B, Zero Coupon, 12/1/2014 (a)	10,255,000	7,553,525
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (a)	8,000,000	5,669,040
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (a)	1,825,000	1,981,695

		406,926,554
Indiana 1.4%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)	10,160,000	11,306,658
Series B, 6.0%, 1/1/2012 (a)	1,750,000	1,926,418
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (a)	1,035,000	1,108,951
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	2,122,575

Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	4,903,159

Prerefunded, ETM, 6.0%, 7/1/2007 (a)	1,725,000	1,738,455
ETM, 6.0%, 7/1/2007 (a)	545,000	549,191
Prerefunded, ETM, 6.0%, 7/1/2008 (a)	945,000	973,454
ETM, 6.0%, 7/1/2008 (a)	300,000	308,952
Prerefunded, ETM, 6.0%, 7/1/2009 (a)	980,000	1,030,166
ETM, 6.0%, 7/1/2009 (a)	310,000	325,729
ETM, 6.0%, 7/1/2010 (a)	325,000	347,906
Prerefunded, ETM, 6.0%, 7/1/2011 (a)	1,100,000	1,199,407
ETM, 6.0%, 7/1/2011 (a)	345,000	375,743
Prerefunded, ETM, 6.0%, 7/1/2012 (a)	1,165,000	1,291,053
ETM, 6.0%, 7/1/2012 (a)	370,000	408,713
Prerefunded, ETM, 6.0%, 7/1/2013 (a)	1,230,000	1,385,952
ETM, 6.0%, 7/1/2013 (a)	390,000	436,878
Prerefunded, ETM, 6.0%, 7/1/2014 (a)	1,310,000	1,500,723
ETM, 6.0%, 7/1/2014 (a)	410,000	465,465
Prerefunded, ETM, 6.0%, 7/1/2015 (a)	1,385,000	1,605,838
ETM, 6.0%, 7/1/2015 (a)	440,000	505,063
Prerefunded, ETM, 6.0%, 7/1/2016 (a)	1,470,000	1,725,383
ETM, 6.0%, 7/1/2016 (a)	465,000	540,218
Prerefunded, ETM, 6.0%, 7/1/2017 (a)	1,560,000	1,853,342
ETM, 6.0%, 7/1/2017 (a)	490,000	573,442
Prerefunded, ETM, 6.0%, 7/1/2018 (a)	1,655,000	1,983,633
ETM, 6.0%, 7/1/2018 (a)	520,000	613,787
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,704,407
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a)	4,550,000	4,999,676
Series A, Prerefunded, ETM, 7.25%, 6/1/2015	880,000	975,040
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (a)	450,000	485,276
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)	4,000,000	3,447,160

		56,717,813
Iowa 0.5%
Iowa, Project Revenue:
5.5%, 2/15/2015 (a)	10,530,000	11,813,818
5.5%, 2/15/2016 (a)	6,645,000	7,524,864

		19,338,682
Kansas 0.6%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (a)	1,860,000	2,107,120
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,234,940
Series II, 5.5%, 11/1/2015	1,000,000	1,129,940
Series II, 5.5%, 11/1/2017	1,000,000	1,151,590
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	12,000,000	13,133,760
Saline County, KS, Unified School District No. 305:
Prerefunded, 5.5%, 9/1/2017 (a)	2,465,000	2,637,649
5.5%, 9/1/2017 (a)	775,000	830,443

		23,225,442
Kentucky 2.2%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.6%, 10/1/2012 (a)	9,110,000	9,928,716
Series C, Prerefunded, 5.6%, 10/1/2012 (a)	4,560,000	4,995,070
Series C, 5.7%, 10/1/2013 (a)	5,495,000	6,088,075

Series C, Prerefunded, 5.7%, 10/1/2013 (a)	2,750,000	3,068,147
Series C, 5.8%, 10/1/2014 (a)	3,420,000	3,829,340
Series C, Prerefunded, 5.8%, 10/1/2014 (a)	1,710,000	1,931,189
Series C, 5.85%, 10/1/2015 (a)	3,490,000	3,911,313
Series C, Prerefunded, 5.85%, 10/1/2015 (a)	1,745,000	1,975,776
Series C, 5.9%, 10/1/2016 (a)	4,330,000	4,864,928
Series C, Prerefunded, 5.9%, 10/1/2016 (a)	2,170,000	2,463,276
Kentucky, Project Revenue:
5.5%, 8/1/2017 (a)	6,770,000	7,779,881
5.5%, 8/1/2018 (a)	5,000,000	5,779,200
5.5%, 8/1/2019 (a)	6,870,000	7,999,359
5.5%, 8/1/2020 (a)	4,320,000	5,054,227
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016 (a)	2,095,000	2,229,038
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2014	4,250,000	4,728,890
5.5%, 8/1/2015	4,000,000	4,490,200
Kentucky, State Revenue Lease, Property and Buildings Project No. 68, Prerefunded, 5.75%, 10/1/2015	5,375,000	5,746,896

		86,863,521
Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (a)	2,335,000	2,566,702
5.75%, 12/1/2016 (a)	2,465,000	2,705,609
5.75%, 12/1/2017 (a)	2,610,000	2,861,917
5.75%, 12/1/2018 (a)	2,760,000	3,027,747
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,027,510
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,028,860
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (a)	1,170,000	1,195,401

		14,413,746
Maine 0.1%
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (a)	4,350,000	4,659,851
Maryland 1.2%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (a)	3,100,000	3,428,104
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,423,960
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031	37,000,000	41,242,050

		49,094,114
Massachusetts 5.6%
Massachusetts, Airport Revenue, Port Authority, AMT, Series B, 5.5%, 7/1/2012 (a)	3,025,000	3,149,418
Massachusetts, Airport Revenue, Port Authority, Delta Air Lines, Inc. Project, AMT, Series A, 5.5%, 1/1/2017 (a)	4,000,000	4,243,640
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016 (b)	17,450,000	20,015,499
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (a)	1,105,000	1,176,018
Series 2, 5.5%, 11/1/2018 (a)	1,400,000	1,489,978
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,621,835
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	885,000	942,242
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,825,000	5,046,902

Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,165,000	1,525,649
Massachusetts, Port Authority Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018 (a)	5,000,000	5,300,850
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	20,944,000
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,688,500
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	20,372,757
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,570,238
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (a)	4,000,000	4,625,920
Series D, 5.5%, 11/1/2019 (a)	7,500,000	8,735,625
Series D, 5.5%, 11/1/2020 (a)	2,000,000	2,342,360
Massachusetts, State General Obligation, Transportation Authority, Series A, 5.875%, 3/1/2015	10,075,000	11,400,568
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	10,725,210
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (a)	10,000,000	6,440,300
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a) (b)	34,315,000	39,990,358
Series J, 5.5%, 8/1/2021 (a)	5,685,000	6,657,021
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 6.0%, 12/1/2011	10,000,000	10,796,500
Series A, 6.5%, 7/15/2009	2,625,000	2,796,124
Series A, 6.5%, 7/15/2019	13,710,000	16,477,226

		220,074,738
Michigan 1.9%
Detroit, MI, Core City General Obligation, Series B, 6.0%, 4/1/2016 (a)	2,865,000	3,087,840
Detroit, MI, School District General Obligation:
Series C, 5.25%, 5/1/2014 (a)	1,000,000	1,093,210
Series A, 5.5%, 5/1/2017 (a)	3,295,000	3,579,095
Detroit, MI, Sewer Disposal Revenue, Series D, 4.191% *, 7/1/2032 (a)	6,650,000	6,663,300
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (a)	2,760,000	2,951,075
Series A-1, 5.375%, 4/1/2018 (a)	3,000,000	3,204,420
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (a)	8,710,000	6,254,390
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (a)	2,955,000	3,169,917
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)	11,000,000	12,328,030
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	430,000	434,403
Michigan, Sales & Special Tax Revenue, State Trunk Line:
Series A, 5.5%, 11/1/2014 (a)	4,055,000	4,362,774
Series A, Prerefunded, 5.5%, 11/1/2016 (a)	9,545,000	10,269,465
Series A, 5.5%, 11/1/2017 (b)	7,000,000	8,047,830
Michigan, State General Obligation, 5.5%, 12/1/2015	5,875,000	6,653,496
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,510,000	1,567,788

		73,667,033
Minnesota 0.3%
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,795,628
Series A, 5.75%, 7/1/2018	6,760,000	7,982,140

		11,777,768
Mississippi 0.2%
Mississippi, State General Obligation, 5.5%, 12/1/2015	6,000,000	6,775,920

Missouri 1.3%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	12,997,368
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,315,488
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,145,060
Series A, 5.625%, 2/1/2016	3,125,000	3,351,656
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series B, 5.5%, 7/1/2014	3,000,000	3,345,270
Series B, 5.5%, 7/1/2015	3,500,000	3,941,735
Series B, 5.5%, 7/1/2016	5,065,000	5,751,459
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (a)	6,000,000	6,472,740
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (a)	6,895,000	4,740,106
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	3,735,000	4,107,977
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (a)	4,200,000	3,011,232

		53,180,091
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana:
Series F, Prerefunded, 6.0%, 5/15/2019 (a)	455,000	495,586
Series F, 6.0%, 5/15/2019 (a)	4,545,000	4,935,915

		5,431,501
Nebraska 0.4%
Omaha, NE, Core City General Obligation, Series A, ETM, 6.5%, 12/1/2018	1,000,000	1,257,840
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,450,966
Omaha, NE, School District General Obligation, ETM:
Series A, 6.5%, 12/1/2015	1,480,000	1,788,358
Series A, 6.5%, 12/1/2016	1,000,000	1,226,150
Series A, 6.5%, 12/1/2017	4,000,000	4,976,240

		14,699,554
Nevada 1.0%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (a)	1,500,000	1,609,230
Series C, 5.375%, 7/1/2019 (a)	1,100,000	1,178,199
Series C, 5.375%, 7/1/2020 (a)	1,100,000	1,177,495
Henderson, NV, Health Care Facility Revenue, Catholic West:
Series A, Prerefunded, 5.375%, 7/1/2026	3,410,000	3,503,468
Series A, 5.375%, 7/1/2026	11,590,000	11,871,753
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (a)	5,000,000	3,971,800
7.375%, 1/1/2040	15,000,000	15,823,650

		39,135,595
New Jersey 6.3%
Atlantic City, NJ, School District General Obligation, Board of Education, 6.1%, 12/1/2014 (a)	4,500,000	5,224,590
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	3,191,910
5.75%, 6/15/2034	2,455,000	2,649,927
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	7,140,000	7,665,147
Series A, 5.0%, 7/1/2023 (a)	8,845,000	9,434,342
New Jersey, Economic Development Authority Revenue, School Facilities Construction:

Series O, 5.0%, 3/1/2016	5,000,000	5,412,000
Series K, 5.25%, 12/15/2016 (a)	22,000,000	24,495,680
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a)	5,000,000	5,788,500
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	1,875,000	1,977,131
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,028,600
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	8,965,000	9,616,038
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039	25,480,000	29,807,523
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	3,999,802
New Jersey, State General Obligation:
5.25%, 7/1/2016	5,000,000	5,594,600
Series H, 5.25%, 7/1/2017	14,665,000	16,422,014
New Jersey, State Transportation Trust Fund Authority, Series B, 5.25%, 12/15/2015 (a)	10,000,000	11,135,200
New Jersey, State Turnpike Authority Revenue:
Series C-2005, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	2,725,000	3,173,889
Series C-2005, 6.5%, 1/1/2016 (a)	8,025,000	9,330,828
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	18,000,000	20,558,340
New Jersey, Transportation/Tolls Revenue:
Series C, 5.5%, 12/15/2015 (a)	5,000,000	5,660,650
Series A, 5.75%, 6/15/2017	8,000,000	9,227,120
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (a)	11,000,000	11,763,730
New Jersey, Turnpike Authority, Turnpike Revenue, Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	38,720,000	45,098,346

		248,255,907
New Mexico 0.1%
Albuquerque, NM, Hospital & Healthcare Revenue, Southwest Community Health Services, Prerefunded, 10.125%, 8/1/2012	2,565,000	2,753,527
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	2,690,000	2,742,751

		5,496,278
New York 6.5%
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (a)	2,050,000	1,890,448
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	10,842,900
New York, Higher Education Revenue, Dormitory Authority:
Series B, 5.25%, 5/15/2019 (a)	11,860,000	13,218,682
Series F, Prerefunded, 5.375%, 7/1/2007	465,000	467,744
Series F, 5.375%, 7/1/2007	1,535,000	1,543,489
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (a)	5,075,000	5,706,787
Series B, 6.0%, 7/1/2014 (a)	7,000,000	7,681,450
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,705,815
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,247,380
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (a)	6,775,000	7,295,726
New York, State Agency General Obligation Lease, Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (a)	3,500,000	3,709,720
Series D, ETM, 7.0%, 7/1/2009 (a)	1,720,000	1,789,540
Series C, 7.5%, 7/1/2010 (a)	4,100,000	4,369,042
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (a)	5,000,000	6,000,450

New York, State Agency General Obligation Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (a)	4,500,000	4,954,725
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,182,480
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2019 (a)	3,000,000	3,246,030
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,133,208
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	2,600,000	2,786,368
Series A-1, 5.5%, 6/1/2019	6,850,000	7,482,803
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2016 (a)	12,500,000	13,667,000
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	10,000,000	10,912,200
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	5,000,000	5,361,304
5.5%, 11/15/2018 (a)	5,000,000	5,468,850
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (a)	3,750,000	4,101,637
Series E, 5.5%, 11/15/2021 (a)	6,000,000	6,562,620
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017	5,050,000	5,640,951
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-3, 3.63% *, 1/1/2032	2,000,000	2,000,000
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,572,403
New York and New Jersey, Port Authority Revenue, Special Project - KIAC, Series 4, AMT, 7.0%, 10/1/2007	400,000	403,712
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,643,800
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	16,500,000	20,091,390
New York, NY, Core City General Obligation:
Series G, Zero Coupon, 8/1/2009 (a)	4,995,000	4,568,976
Series F, 5.25%, 8/1/2016	5,000,000	5,290,000
Series A, 5.75%, 8/1/2016	6,350,000	6,954,964
New York, NY, General Obligation:
Series J-1, 5.0%, 6/1/2018	4,170,000	4,508,187
Series D, 5.0%, 8/1/2019	6,930,000	7,439,286
Series C, Prerefunded, 5.375%, 11/15/2017 (a)	1,490,000	1,522,974
Series C, 5.375%, 11/15/2017 (a)	3,510,000	3,583,780
Series A, Prerefunded, 6.5%, 5/15/2012	6,230,000	6,835,805
Series A, 6.5%, 5/15/2012	770,000	838,253
Series G, Prerefunded, ETM, 6.75%, 2/1/2009	105,000	111,165
Series G, 6.75%, 2/1/2009	1,895,000	2,000,570
New York, NY, State General Obligation, Series A, 5.25%, 3/15/2015	2,500,000	2,667,875
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority, Series A, 5.375%, 6/15/2019	25,000,000	26,990,000

		258,992,489
North Carolina 1.5%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,577,626
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,354,797
5.5%, 6/1/2017	3,255,000	3,511,527
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)	4,000,000	4,300,000
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (a)	8,235,000	8,920,811
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)	8,775,000	10,412,415
Series B, 6.0%, 1/1/2022 (a)	18,775,000	22,910,569

		57,987,745

Ohio 2.4%
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (a)	2,365,000	2,521,421
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)	1,000,000	1,097,360
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)	940,000	1,133,499
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (a)	1,500,000	1,762,380
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (a)	420,000	336,722
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,387,507
Series A, 5.75%, 6/1/2015 (a)	2,000,000	2,185,000
Series A, 5.75%, 6/1/2016 (a)	1,500,000	1,638,750
Cincinnati, OH, Water & Sewer Revenue, 5.5%, 12/1/2017	1,000,000	1,072,500
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (a)	1,050,000	1,155,189
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,023,560
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (a)	2,000,000	2,145,320
Cleveland-Cuyahoga County, OH, Port Authority Revenue, AMT, ETM, 6.0%, 3/1/2007	1,340,000	1,340,201
Cuyahoga County, OH, County General Obligation:
Prerefunded, 5.0%, 12/1/2020	1,000,000	1,047,130
5.65%, 5/15/2018	500,000	581,060
Dublin City, OH, School District General Obligation, Capital Appreciation, ETM, Zero Coupon, 12/1/2011 (a)	1,095,000	916,712
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	75,000	78,113
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (a)	320,000	385,110
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	505,935
5.5%, 7/1/2017	1,000,000	1,022,040
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	565,415
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	3,940,000	3,940,315
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	4,405,220
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (a)	1,655,000	1,324,215
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)	1,005,000	804,131
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (a)	570,000	422,570
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (a)	255,000	204,033
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	625,000	632,931
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,054,880
Series A, 6.75%, 7/1/2020	2,000,000	2,057,880
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	300,000	300,786
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)	2,000,000	2,151,200
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,411,002
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,145,290
Series B, 6.5%, 10/1/2020	2,250,000	2,774,543
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,071,070
Series A, 6.0%, 12/1/2017	1,060,000	1,135,334
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (a)	1,250,000	1,342,788
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (a)	240,000	245,954
Ohio, Mortgage Revenue, Single Family Housing Finance Agency, Prerefunded, Zero Coupon, 1/15/2015 (a)	7,875,000	5,221,440
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)	475,000	561,175

Ohio, State Agency Revenue Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (a)	4,370,000	4,719,338
Series A, 5.5%, 10/1/2016 (a)	3,790,000	4,092,973
Series A, 5.5%, 10/1/2018 (a)	3,695,000	3,990,378
Ohio, State Agency Revenue Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	3,914,660
Ohio, State General Obligation, 6.0%, 8/1/2010	1,000,000	1,075,150
Ohio, State General Obligation Lease, Higher Education Revenue, Series B, Prerefunded, 5.625%, 5/1/2015	1,000,000	1,060,030
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (a)	6,925,000	7,939,028
Ohio, Water & Sewer Revenue, Bay Shore Project, Series A, AMT, 5.875%, 9/1/2020	3,850,000	3,922,110
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (a)	500,000	531,060
Toledo, OH, Other General Obligation, Macys Project, Series A, AMT, 6.35%, 12/1/2025 (a)	1,000,000	1,038,070
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (a)	145,000	156,810
6.6%, 12/1/2016 (a)	200,000	239,064
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,895,653
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (a)	930,000	713,487

		94,395,492
Oklahoma 0.8%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 6.0%, 8/15/2014	2,695,000	2,771,269
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (a)	23,125,000	27,423,475

		30,194,744
Oregon 0.2%
Chemeketa, OR, School District General Obligation, ETM, 5.5%, 6/1/2015 (a)	2,600,000	2,929,654
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,541,018
5.75%, 11/15/2016	3,140,000	3,371,983

		7,842,655
Pennsylvania 2.2%
Allegheny County, PA, Airport Revenue, Pittsburgh International, Series A, AMT, 5.75%, 1/1/2013 (a)	3,080,000	3,361,481
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (a)	2,000,000	2,148,680
5.5%, 3/1/2016 (a)	1,000,000	1,075,120
5.5%, 3/1/2017 (a)	1,000,000	1,072,800
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (a)	1,000,000	1,090,830
Bucks County, PA, Water & Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	95,000	96,907
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,047,810
Exeter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (a)	3,700,000	2,453,211
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (a)	1,000,000	1,057,040
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,051,270
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)	845,000	904,826
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	34,752,760
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,950,174
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (a)	2,200,000	2,643,454
Pennsylvania, State Agency Revenue Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (a)	4,875,000	5,010,427

Pennsylvania, State General Obligation, 6.25%, 7/1/2010	1,000,000	1,080,880
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019	2,000,000	2,177,840
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,059,225
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)	1,750,000	1,928,238
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)	1,000,000	1,082,460
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (a)	1,500,000	1,602,060
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (a)	130,000	147,350
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (a)	6,235,000	6,478,726
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)	6,230,000	4,088,500

		88,362,069
Puerto Rico 0.3%
Puerto Rico Commonwealth, General Obligation, 6.25%, 7/1/2013 (a)	1,850,000	2,121,691
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (a)	8,710,000	9,985,667
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,148,080

		13,255,438
Rhode Island 1.0%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (a)	1,025,000	1,114,482
Series B, ETM, 5.8%, 8/1/2012 (a)	2,500,000	2,761,650
Series B, ETM, 5.8%, 8/1/2013 (a)	7,340,000	8,229,608
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (a)	22,000,000	23,700,160
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (a)	2,000,000	2,178,300

		37,984,200
South Carolina 1.1%
Lexington County, SC, Hospital & Healthcare Revenue, 5.5%, 11/1/2032	4,515,000	4,814,074
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (a)	2,190,000	2,367,697
5.5%, 1/1/2012 (a)	2,810,000	3,026,370
Series A, ETM, 6.5%, 1/1/2016 (a)	430,000	518,804
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	8,158,312
Series C, 7.0%, 8/1/2030	855,000	1,007,780
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,154,480
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Prerefunded, ETM, 6.75%, 1/1/2019 (a)	1,460,000	1,860,317
6.75%, 1/1/2019 (a)	2,065,000	2,595,230
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	7,550,000	8,040,523
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (a)	5,300,000	5,702,747

		43,246,334
Tennessee 0.8%
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (a)	15,405,000	16,516,933
5.75%, 1/1/2014 (a)	2,000,000	2,233,540
6.25%, 1/1/2013 (a)	4,000,000	4,507,720
7.25%, 1/1/2009 (a)	3,750,000	3,984,450
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	3,710,841

		30,953,484

Texas 5.9%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,325,205
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 4.3875%, 4/1/2027**	21,695,000	16,368,227
Austin, TX, School District General Obligation, Independent School District, 5.0%, 8/1/2015	2,000,000	2,179,560
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (a)	13,520,000	10,806,130
Boerne, TX, School District General Obligation Lease, Independent School District:
Zero Coupon, 2/1/2014	2,785,000	2,114,094
Zero Coupon, 2/1/2016	3,285,000	2,288,561
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (a)	4,085,000	4,433,859
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	4,732,940
Series A, Zero Coupon, 2/15/2013	8,840,000	6,980,241
Series A, Zero Coupon, 2/15/2014	6,000,000	4,547,520
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (a)	1,105,000	416,795
Galveston County, TX, County General Obligation, 5.5%, 2/1/2014 (a)	1,675,000	1,786,371
Galveston County, TX, County General Obligation, Justice Center and Public Safety Building, 5.5%, 2/1/2014 (a)	2,235,000	2,383,605
Grapevine-Colleyville, TX, School District General Obligation, Zero Coupon, 8/15/2010	2,160,000	1,890,151
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (a)	3,910,000	2,541,735
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (a)	3,000,000	3,220,650
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	2,880,000	2,976,422
Houston, TX, School District General Obligation, Series A, Zero Coupon, 2/15/2015	26,000,000	17,704,440
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (a)	8,000,000	8,693,920
Series A, 5.25%, 5/15/2021 (a)	10,000,000	10,841,200
Series A, 5.25%, 5/15/2022 (a)	30,000,000	32,484,300
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (a)	14,750,000	13,273,673
Series C, Zero Coupon, 12/1/2010 (a)	5,000,000	4,324,400
Series C, Zero Coupon, 12/1/2012 (a)	4,350,000	3,467,646
Series A, 5.5%, 12/1/2016 (a) (b)	10,000,000	10,773,600
Prerefunded, 5.75%, 12/1/2015 (a)	5,000,000	5,520,100
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (a)	2,415,000	2,450,573
Series B, ETM, 5.625%, 12/1/2008 (a)	4,400,000	4,549,072
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (a)	2,180,000	2,321,962
Northside, TX, General Obligation Independent School District:
Prerefunded, 5.5%, 2/15/2014	1,420,000	1,515,296
5.5%, 2/15/2014	1,265,000	1,346,782
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (a)	120,000	79,334
Zero Coupon, 9/1/2017 (a)	5,880,000	3,835,700
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (a)	18,300,000	12,444,549
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)	375,000	258,769
Texas, Other General Obligation, 7.0%, 9/15/2012	5,605,587	5,660,241
Texas, School District General Obligation, Community College District:
5.5%, 8/15/2014 (a)	3,145,000	3,417,829
5.5%, 8/15/2015 (a)	3,435,000	3,732,986
5.5%, 8/15/2017 (a)	4,060,000	4,393,448
Texas, Water & Sewer Revenue, Trinity River Authority, 5.5%, 2/1/2019 (a)	1,000,000	1,095,790
Texas, Water & Sewer Revenue, Water Development Board, Series A, 5.625%, 7/15/2015	1,000,000	1,059,290
Waxahachie, TX, School District General Obligation, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	3,325,417

Zero Coupon, 8/15/2013	2,060,000	1,594,728

		233,157,111
Utah 0.7%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)	1,330,000	1,710,979
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	26,576
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,629,945
Utah, Electric Revenue, Associated Municipal Power System, Zero Coupon, 7/1/2007 (a)	3,750,000	3,703,312
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (a)	540,000	540,599
Utah, State General Obligation, Series A, 5.0%, 7/1/2016	20,000,000	22,061,800

		29,673,211
Vermont 0.3%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (a)	4,800,000	5,188,608
5.375%, 7/1/2014 (a)	5,055,000	5,461,725

		10,650,333
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	1,500,000	1,653,930
Virginia 0.8%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,202,600
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,862,611
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (a)	5,500,000	6,431,260
Virginia, State Public School Authority, School Financing 1997 Resolution, Series C, 5.0%, 8/1/2015	5,335,000	5,838,197
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)	3,000,000	3,312,570
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (a)	5,700,000	6,333,099

		31,980,337
Washington 2.9%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (a)	12,685,000	9,502,207
Clark County, WA, Electric Revenue, Public Utilities District No. 001 Generating Systems, ETM, 6.0%, 1/1/2008 (a)	2,200,000	2,241,888
Clark County, WA, General Obligation Hockinson School District No. 98:
Prerefunded, 6.125%, 12/1/2011 (a)	1,675,000	1,820,792
6.125%, 12/1/2011 (a)	1,515,000	1,642,972
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (a)	6,725,000	4,350,806
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (a)	1,650,000	1,740,932
King County, WA, County General Obligation:
Prerefunded, 6.625%, 12/1/2015	1,010,000	1,052,198
Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	9,204,126
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,000,000	4,492,440
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2012 (a)	1,765,000	1,928,492
Skagit County, WA, School District General Obligation, District No. 100 Burlington Edison, 5.625%, 12/1/2015 (a)	4,925,000	5,289,007
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011 (a)	3,485,000	3,796,245
Snohomish County, WA, School District General Obligation, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (a)	3,325,000	3,394,625
Spokane County, WA, School District General Obligation, Series B, Zero Coupon, 12/1/2014 (a)	2,500,000	1,838,625

Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (a)	11,200,000	12,068,672
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007 (a)	7,000,000	7,055,300
Washington, Electric Revenue, Public Power Supply System Nuclear Project # 2, ETM, 5.7%, 7/1/2008 (a)	1,270,000	1,304,036
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2007 (a)	4,375,000	4,320,531
Series A, Zero Coupon, 7/1/2010 (a)	5,860,000	5,158,851
Series A, Zero Coupon, 7/1/2011 (a)	4,200,000	3,562,188
Series B, 7.25%, 7/1/2009 (a)	7,990,000	8,347,233
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority:
5.75%, 11/1/2007 (a)	7,350,000	7,449,372
5.8%, 11/1/2008 (a)	4,865,000	5,029,583
5.8%, 11/1/2009 (a)	4,595,000	4,835,364
5.8%, 11/1/2010 (a)	2,100,000	2,245,572
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (a)	4,535,000	3,047,520

		116,719,577
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	647,649
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,673,051

		3,320,700
Wisconsin 1.9%
Milwaukee County, WI, Series A, Prerefunded, ETM, Zero Coupon, 12/1/2011 (a)	220,000	183,665
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
5.75%, 11/15/2007 (a)	1,500,000	1,521,525
6.0%, 11/15/2008 (a)	4,085,000	4,239,699
6.1%, 8/15/2008 (a)	4,580,000	4,734,942
6.1%, 8/15/2009 (a)	2,000,000	2,110,660
Series B, ETM, 6.25%, 1/1/2022 (a)	4,615,000	5,358,292
Series C, 6.25%, 1/1/2022 (a)	8,060,000	9,477,512
Series AA, 6.4%, 6/1/2008 (a)	2,335,000	2,411,214
Series AA, 6.45%, 6/1/2009 (a)	2,485,000	2,630,025
Series AA, 6.45%, 6/1/2010 (a)	2,650,000	2,867,247
Series AA, 6.5%, 6/1/2011 (a)	2,820,000	3,125,321
Series AA, 6.5%, 6/1/2012 (a)	3,000,000	3,379,050
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	18,458,778
6.875%, 4/15/2030	14,000,000	16,082,220

		76,580,150

Total Municipal Bonds and Notes (Cost $3,271,834,513)		3,575,574,355
Municipal Inverse Floating Rate Notes 16.5%
California 1.4%
California, State Department Water Resource, Power Supply Revenue, Series A, 5.375%, 5/1/2018 (a) (c)	11,250,000	12,308,794
Trust: California, Electric Revenue, Department Water Supply, Series 309, 144A, 6.855%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
California, State Economic Recovery, Series A, 5.0%, 7/1/2015 (a) (c)	17,000,000	18,477,045
Trust: California, General Obligation, Economic Recovery, Series R-278, 144A, 6.135%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
California, State Economic Recovery, Series A, 5.0%, 7/15/2015 (a) (c)	11,955,000	13,117,026
Trust: California, General Obligation, Economic Recovery, Series 926, 144A, 6.482%, 7/1/2015, Leverage Factor at purchase date: 2 to 1

Los Angeles, CA, Unified School District, Series A, 5.25%, 7/1/2013(a) (c)	12,750,000	13,981,905
Trust: Los Angeles, CA, Higher Education Revenue, Unified School District, RITES-PA 117, 144A, 6.6%, 1/1/2011, Leverage Factor at purchase date: 2 to 1

		57,884,770
Colorado 0.3%
Denver, CO, City & County, Airport Revenue, Series A, 6.0%, 11/15/2013 (a) (c)	10,000,000	10,701,000
Trust: Denver, CO, Airport Revenue, RITES-PA 762, 144A, AMT, 8.055%, 11/15/2013, Leverage Factor at purchase date: 2 to 1
Connecticut 0.7%
Connecticut, State Special Tax, Series B, 5.375%, 10/1/2014 (a) (c)	16,780,000	17,941,679
Trust: Connecticut, Sales & Special Tax Revenue, Series II, 144A, 6.84%, 10/1/2014, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax, Series B, 5.375%, 10/1/2015 (a) (c)	4,000,000	4,276,920
Trust: Connecticut, Sales & Special Tax Revenue, Series II, 144A, 6.84%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax, Series A, 5.375%, 10/1/2016 (a) (c)	2,100,000	2,254,087
Trust: Connecticut, Sales & Special Tax Revenue, Series II, 144A, 6.84%, 10/1/2016, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax, Series A, 5.375%, 10/1/2017 (a) (c)	1,660,000	1,781,803
Trust: Connecticut, Sales & Special Tax Revenue, Series II, 144A, 6.84%, 10/1/2017, Leverage Factor at purchase date: 2 to 1

		26,254,489
District of Columbia 0.5%
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2014 (a) (c)	5,500,000	6,464,810
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 16, 144A, 8.065%, 10/1/2014, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2016 (a) (c)	2,420,000	2,732,289
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 13, 144A, 8.065%, 10/1/2016, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2015 (a) (c)	7,135,000	8,273,189
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 15, 144A, 8.073%, 10/1/2013, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2013 (a) (c)	3,945,000	4,515,220
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, Series 14, 144A, 8.08%, 10/1/2012, Leverage Factor at purchase date: 2 to 1

		21,985,508
Florida 0.4%
Lee County, FL, Airport Revenue, AMT, Series A, 6.0%, 10/1/2013 (a) (c)	7,920,000	8,496,932
Trust: Lee County, FL, Airport Revenue, AMT, Series 14, 144A, 8.04%, 10/1/2013, Leverage Factor at purchase date: 2 to 1
Lee County, FL, Airport Revenue, AMT, Series A, 6.0%, 10/1/2020 (a) (c)	2,820,000	3,040,623
Trust: Lee County, FL, Airport Revenue, AMT , Series 14, 144A, 8.04%, 10/1/2020, Leverage Factor at purchase date: 2 to 1
Lee County, FL, Airport Revenue, AMT, Series A, 6.125%, 10/1/2015 (a) (c)	3,000,000	3,252,405
Trust: Lee County, FL, Airport Revenue, AMT , Series 14, 144A, 8.29%, 10/1/2015, Leverage Factor at purchase date: 2 to 1

		14,789,960
Georgia 0.3%
Georgia, Municipal Electric Authority, Power Revenue, Series B, 6.375%, 1/1/2016 (a) (c)	9,200,000	10,991,102

Trust: Georgia, Electric Revenue, RITES-PA 786, 8.805%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
Illinois 1.4%
Cook County, IL, Capital Improvement, 6.5%, 11/15/2013 (a) (c)	21,220,000	24,646,924
Trust: Cook County, IL, County General Obligation, RITES-PA 591, 144A, 9.045%, 11/15/2013, Leverage Factor at purchase date: 2 to 1
Illinois, Regional Transportation Authority, Series A, 6.7%, 11/1/2021 (a) (c)	25,800,000	32,279,412
Trust: Illinois, Transportation/Tolls Revenue, Regional Transportation Authority, RITES-PA 584, 9.445%, 11/1/2021, Leverage Factor at purchase date: 2 to 1

		56,926,336
Massachusetts 0.5%
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2016 (a) (c)	6,750,000	7,319,396
Trust: Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 7.355%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.75%, 10/1/2010 (c)	12,190,000	13,029,160
Trust: Massachusetts, State General Obligation, RITES-PA 793, 144A, 7.615%, 10/1/2008, Leverage Factor at purchase date: 2 to 1

		20,348,556
Michigan 0.4%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.5%, 10/15/2014 (c)	8,310,000	8,915,217
Trust: Michigan, State Agency General Obligation Lease, RITES-PA 889R, Series A, 144A, 7.07%, 4/15/2009, Leverage Factor at purchase date: 2 to 1
Michigan, State Building Authority Revenue, Facilities Program Series I, 5.5%, 10/15/2015 (c)	5,000,000	5,364,150
Trust: Michigan, State Agency General Obligation Lease, Building Authority, RITES-PA 899R, Series B, 144A, 7.07%, 4/15/2009, Leverage Factor at purchase date: 2 to 1

		14,279,367
New Jersey 3.2%
New Jersey, Highway Authority Revenue, Garden State Parkway, 5.5%, 5/18/2014 (a) (c)	29,870,000	33,254,271
Trust: New Jersey, Highway Authority Revenue, Garden State Parkway, Series 247, ETM, 144A, 7.093%, 1/1/2013, Leverage Factor at purchase date: 2 to 1
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 11/28/2018 (c)	22,000,000	25,872,110
Trust: New Jersey, State Agency Revenue, Transportation Trust Fund Authority, Residual Certificates, Series 224, 144A, 7.595%, 6/15/2016, Leverage Factor at purchase date: 2 to 1
New Jersey, State Transportation Corporate Certificates, Series B, 6.0%, 9/15/2015 (a) (c)	10,380,000	11,186,318
Trust: New Jersey, State Revenue Lease, Transportation Trust Fund Authority, RITES-PA 785, 144A, 8.105%, 9/15/2015, Leverage Factor at purchase date: 2 to 1
New Jersey, State Turnpike Authority Revenue, Prerefunded, Series C, 6.5%, 1/1/2016 (a) (c)	42,340,000	49,287,359
Trust: New Jersey, Transportation/Tolls Revenue, Turnpike Authority, RITES-PA 613, 144A, 9.085%, 1/1/2011, Leverage Factor at purchase date: 2 to 1
New Jersey, State Turnpike Authority Revenue, Series C, 6.5%, 1/1/2016 (c)	7,660,000	8,916,891
Trust: New Jersey, Transportation/Tolls Revenue, Turnpike Authority, RITES-PA 614, 144A, 9.085%, 1/1/2016, Leverage Factor at purchase date: 2 to 1

		128,516,949
New York 1.1%
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, 5.75%, 1/1/2014 (a) (c)	4,010,000	4,438,809
Trust: Monroe County, NY, Airport Revenue, AMT, RITES-PA 585A, 144A, 7.565%, 1/1/2011, Leverage Factor at purchase date: 2 to 1
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, 5.75%, 1/1/2015 (a) (c)	5,030,000	5,620,799
Trust: Monroe County, NY, Airport Revenue, AMT, RITES-PA 585B, 144A, 7.565%, 7/1/2011, Leverage Factor at purchase date: 2 to 1
Monroe County, NY, Airport Authority Revenue, Greater Rochester International Airport, 5.75%, 1/1/2016 (a) (c)	3,830,000	4,357,104

Trust: Monroe County, NY, Airport Revenue, AMT, RITES-PA 585C, 144A, 7.815%, 7/1/2012, Leverage Factor at purchase date: 2 to 1
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2017 (a) (c)	15,000,000	16,329,900
Trust: New York, Transportation/Tolls Revenue, Securities Trust Certificates, 144A, 7.17%, 11/15/2017, Leverage Factor at purchase date: 2 to 1
New York & New Jersey , Port Authority, Series 120, 5.75%, 10/15/2014 (a) (c)	12,320,000	12,586,420
Trust: New York and New Jersey, Port Authority Revenue, Series R-42, AMT, 144A, 7.56%, 10/15/2007, Leverage Factor at purchase date: 2 to 1

		43,333,032
Pennsylvania 2.3%
Allegheny County, PA, Airport Revenue, Pittsburg International Airport, Series A-1, AMT, 5.75%, 1/1/2010 (a) (c)	6,000,000	6,307,020
Trust: Allegheny County, PA, Airport Revenue, AMT , RITES-PA 567A, 144A, 7.535%, 7/1/2007, Leverage Factor at purchase date: 2 to 1
Allegheny County, PA, Airport Revenue, Pittsburg International Airport, Series A-1, AMT, 5.75%, 1/1/2011 (a) (c)	3,000,000	3,198,255
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567B, 144A, 7.535%, 7/1/2008, Leverage Factor at purchase date: 2 to 1
Allegheny County, PA, Airport Revenue, Pittsburg International Airport, Series A-1, AMT, 5.75%, 1/01/2013 (a) (c)	6,320,000	6,897,585
Trust: Allegheny County, PA, Airport Revenue, AMT, RITES-PA 567C, 144A, 7.535%, 1/1/2010, Leverage Factor at purchase date: 2 to 1
Allegheny County, PA, Airport Revenue, Pittsburg International Airport, Series A-1, AMT, 5.75%, 1/1/2014 (a) (c)	10,500,000	11,609,535
Trust: Allegheny County, PA, Airport Revenue, AMT , RITES-PA 567D, 144A, 7.535%, 1/1/2011, Leverage Factor at purchase date: 2 to 1
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, 5.75%, 7/1/2017 (c)	25,000,000	28,777,375
Trust: Delaware Valley, PA, Core City General Obligation, Regional Financial Authority, RITES-PA 1028, 144A, 7.58%, 1/1/2014, Leverage Factor at purchase date: 2 to 1
Pennsylvania, Special Tax Revenue, Intergovernmental Cooperative Authority, Philadelphia Funding Program, 5.25%, 6/15/2013 (a) (c)	4,450,000	4,596,360
Trust: Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority 6.55%, 6/15/2013, Leverage Factor at purchase date: 2 to 1
Pennsylvania, Special Tax Revenue, Intergovernmental Cooperative Authority, Philadelphia Funding Program, 5.25%, 6/15/2014 (a) (c)	5,000,000	5,163,300
Trust: Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority 144A, 6.55%, 6/15/2014, Leverage Factor at purchase date: 2 to 1
Pennsylvania, Special Tax Revenue, Intergovernmental Cooperative Authority, Philadelphia Funding Program, 5.25%, 6/15/2015 (a) (c)	4,500,000	4,646,970
Trust: Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority 144A, 6.55%, 6/15/2015, Leverage Factor at purchase date: 2 to 1
Pennsylvania, State General Obligation, Series 2, 5.5%, 5/1/2019 (a) (c)	20,000,000	21,724,500
Trust: Pennsylvania, State General Obligation, RITES-PA 1035R, 10.219%, 5/1/2019, Leverage Factor at purchase date: 4 to 1

		92,920,900
Puerto Rico 1.3%
Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2021 (a) (c)	6,000,000	7,071,990
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 994RC, 144A, 7.14%, 7/1/2007, Leverage Factor at purchase date: 2 to 1
Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2019 (a) (c)	7,440,000	8,672,436
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 944RA, 144A, 7.14%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
Puerto Rico Commonwealth, Public Improvements, Series A, 5.5%, 7/1/2019 (a) (c)	22,650,000	26,401,973
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 943R, 144A, 7.14%, 7/1/2019, Leverage Factor at purchase date: 2 to 1
Puerto Rico Commonwealth, General Obligation, 6.0%, 7/1/2013 (a) (c)	5,000,000	5,664,100

Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 620A, 144A, 8.125%, 7/1/2010, Leverage Factor at purchase date: 2 to 1
Puerto Rico Commonwealth, General Obligation, 6.0%, 7/1/2016 (a) (c)	2,000,000	2,363,020
Trust: Puerto Rico Commonwealth, General Obligation, RITES-PA 620C, 144A, 8.125%, 1/1/2013, Leverage Factor at purchase date: 2 to 1

		50,173,519
Tennessee 0.5%
Knox County, TN, Health, Educational, & Housing Facilities, Hospital Revenue, Fort Sanders Alliance, 5.75%, 1/1/2012 (a) (c)	17,880,000	19,452,993
Trust: Knox County, TN, Hospital & Healthcare Revenue, RITES-PA 750, 144A, 7.565%, 1/1/2012, Leverage Factor at purchase date: 2 to 1
Texas 2.2%
Dallas County, TX, Utility & Reclamation District, 5.25%, 2/15/2018 (a) (c)	7,830,000	8,432,832
Trust: Dallas County, TX, Utility & Reclamation District, RITES PA-1136, 144A, 6.53%, 2/15/2011, Leverage Factor at purchase date: 2 to 1
Dallas County, TX, Utility & Reclamation District, 5.25%, 2/15/2019 (a) (c)	8,220,000	8,839,213
Trust: Dallas County, TX, Utility & Reclamation District, RITES PA-1136, 6.53%, 2/15/2011, Leverage Factor at purchase date: 2 to 1
Dallas, County TX, Utility & Reclamation District, 5.25%, 2/15/2020 (a) (c)	10,250,000	11,010,857
Trust: Dallas County, TX, Utility & Reclamation District, RITES PA-1136, 144A, 6.53%, 2/15/2011, Leverage Factor at purchase date: 2 to 1
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.5%, 5/14/2020 (a) (c)	35,745,831	38,818,065
Trust: Dallas, TX, Airport Revenue, International Airport, Series 350, AMT, 144A, 7.012%, 5/1/2011, Leverage Factor at purchase date: 2 to 1
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 4.148%, 12/15/2026 (c)	21,300,000	21,374,550

Trust: Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, RITES PA-1439, 144A, 4.666%, 12/15/2026, Leverage Factor at purchase date: 2 to 1

		88,475,517

Total Municipal Inverse Floating Rate Notes (Cost $612,180,879)		657,033,998
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,884,015,392)	106.8	4,232,608,353
Other Assets and Liabilities, Net	(6.8)	(270,773,936)

Net Assets	100.0	3,961,834,417

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2007.

**		Partial interest paying security. The rate shown represents 65% of the original coupon rate.
(a)		Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	12.5
Financial Guaranty Insurance Company	11.0
Financial Security Assurance Inc.	9.7
MBIA Corp.	30.0
XL Capital Assurance	0.2

(b)				All or a portion of these securities represents collateral held in connection with open interest rate swaps.
(c)				Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At February 28, 2007, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

7/26/2007 1/24/2025	44,300,000†	Fixed — 3.956%	Floating — BMA	(796,528)
4/4/2007 4/5/2027	85,000,000††	Fixed — 3.971%	Floating — BMA	(1,511,489)
4/12/2007 4/12/2027	61,000,000†††	Fixed — 4.105%	Floating — BMA	(2,096,939)
5/2/2007 5/2/2027	43,600,000†	Fixed — 1.0%	Floating — BMA	(340,901)
5/2/2007 5/2/2027	43,400,000†††	Fixed — 1.0%	Floating — BMA	(328,588)

Total unrealized depreciation on open interest rate swaps				(5,074,445)

Counterparties:
†	Citibank NA
††	Goldman Sachs & Co.
†††	Lehman Brothers, Inc.
BMA: Represents the Bond Market Association

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007